Regulatory Matters and Stockholders' Equity (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Regulatory Matters and Stockholders' Equity [Abstract]
Restricted Cash and Cash Equivalents	$ 1,074	$ 1,018
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval	$ 65,096
Risk weight assigned to exposures	150.00%
Capital conservation buffer	2.50%